Shareholder Report, Holdings (Details)	Feb. 28, 2026
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM CALIFORNIA MUNI INCOME FUND - CLASS R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%